GOODWILL AND INTANGIBLE ASSETS, NET - Identifiable intangible assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS, NET
Gross Amount	$ 4,480,301	$ 4,421,377	$ 2,282,361
Accumulated Amortization	(2,409,914)	(2,238,819)	(874,185)
Net Amount	$ 2,070,387	$ 2,182,558	$ 1,408,176
Customers relationship
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	12 years 4 months 24 days	12 years 8 months 12 days	11 years 6 months
Gross Amount	$ 1,441,045	$ 1,445,244	$ 777,180
Accumulated Amortization	(1,070,234)	(1,020,533)	(373,653)
Net Amount	$ 370,811	$ 424,711	$ 403,527
Trade name
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	4 years 10 months 24 days	5 years	6 years 1 month 6 days
Gross Amount	$ 868,355	$ 868,355	$ 386,080
Accumulated Amortization	(661,197)	(634,917)	(102,722)
Net Amount	$ 207,158	$ 233,438	$ 283,358
Noncompetition agreement
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	10 months 24 days	1 year 1 month 6 days	2 years 1 month 6 days
Gross Amount	$ 91,167	$ 91,167	$ 34,000
Accumulated Amortization	(85,237)	(83,537)	(19,570)
Net Amount	$ 5,930	$ 7,630	$ 14,430
Intellectual property
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	0 years	0 years	9 years 6 months
Gross Amount	$ 15,862	$ 15,862	$ 35,186
Accumulated Amortization	$ (15,862)	$ (15,862)	(22,947)
Net Amount			$ 12,239
Intangible assets: Proprietary Technology
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	6 years 7 months 6 days	6 years 9 months 18 days
Gross Amount	$ 864,000	$ 864,000
Accumulated Amortization	(51,429)	(20,571)
Net Amount	$ 812,571	$ 843,429
Intangible Assets: Patent
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	8 years 3 months 18 days	8 years 6 months
Gross Amount	$ 19,324	$ 19,324
Accumulated Amortization	(8,696)	(8,374)
Net Amount	$ 10,628	$ 10,950
Developed technology
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	3 years 4 months 24 days	3 years 7 months 6 days
Gross Amount	$ 440,530	$ 440,530
Accumulated Amortization	(173,861)	(123,466)
Net Amount	$ 266,669	$ 317,064
Acquired technology
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)			4 years 7 months 6 days
Gross Amount			$ 440,530
Accumulated Amortization			(35,360)
Net Amount			$ 405,170
Internally developed software
GOODWILL AND INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	2 years 8 months 12 days	3 years	3 years 3 months 18 days
Gross Amount	$ 740,018	$ 676,895	$ 609,385
Accumulated Amortization	(343,398)	(331,559)	(319,933)
Net Amount	$ 396,620	$ 345,336	$ 289,452